AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 79.0%
Commercial Mortgage-Backed Securities — 12.9%
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	22	$22,688
Series 2014-UBS02, Class A2
2.820%	03/10/47	—(r)	77
Series 2014-UBS04, Class A2
2.963%	08/10/47	4	4,198
Series 2015-LC21, Class A4
3.708%	07/10/48	60	66,348
Series 2015-PC01, Class A5
3.902%	07/10/50	60	66,662
FHLMC Multifamily Structured Pass-Through Certificates,
Series K083, Class AM
4.030%(cc)	10/25/28	80	97,392
Series K736, Class X1, IO
1.437%(cc)	07/25/26	700	44,305
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	25	25,890
Series 2014-GC22, Class A3
3.516%	06/10/47	44	44,897
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	70	72,559

Total Commercial Mortgage-Backed Securities (cost $433,309)			445,016
Corporate Bonds — 12.8%
Aerospace & Defense — 0.2%
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	6,163
Apparel — 0.5%
VF Corp.,
Sr. Unsec’d. Notes
2.800%	04/23/27	15	16,264
Banks — 3.5%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	15	15,869
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)	60	58,070
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.800%	03/15/30	25	28,777
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.493%(ff)	03/24/31	15	18,293
			121,009
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.7%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	$21,947
Commercial Services — 0.8%
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	28,168
Electric — 1.3%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	10	11,404
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	34,126
			45,530
Multi-National — 1.5%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22	50	52,835
Pharmaceuticals — 1.0%
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.450%	12/15/27	30	34,250
Pipelines — 1.5%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	50	51,938
Semiconductors — 1.0%
Broadcom, Inc.,
Gtd. Notes
4.700%	04/15/25	15	17,035
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	17,502
			34,537
Telecommunications — 0.8%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/27	5	5,570
3.150%	03/22/30	20	22,570
			28,140

Total Corporate Bonds (cost $406,718)			440,781
Sovereign Bonds — 10.9%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	200,450
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	40	46,539
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AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24	40	$42,112
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	40	42,923
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	40	41,712

Total Sovereign Bonds (cost $371,819)			373,736
U.S. Government Agency Obligations — 4.8%
Federal Home Loan Bank
3.250%	11/16/28	50	59,963
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	50	52,434
Federal National Mortgage Assoc.
1.625%	01/07/25	50	52,666

Total U.S. Government Agency Obligations (cost $162,523)			165,063
U.S. Treasury Obligations — 37.6%
U.S. Treasury Bonds
3.000%	11/15/44	20	26,725
3.000%	05/15/47	15	20,323
U.S. Treasury Notes
0.500%	03/31/25	145	146,654
2.000%	11/30/20	300	300,914
2.125%	05/15/25	35	38,002
2.250%	11/15/25(k)	430	472,630
2.625%	11/15/20	150	150,457
U.S. Treasury Strips Coupon
1.306%(s)	02/15/39	45	35,487
2.953%(s)	08/15/28(k)	110	104,487

Total U.S. Treasury Obligations (cost $1,274,058)			1,295,679

Total Long-Term Investments (cost $2,648,427)			2,720,275

	Shares
Short-Term Investment — 15.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $515,251)(w)	515,251	515,251

TOTAL INVESTMENTS—94.0% (cost $3,163,678)		3,235,526

Other assets in excess of liabilities(z) — 6.0%		204,870

Net Assets — 100.0%		$3,440,396

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

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AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	30 Day Federal Funds	Dec. 2020	$399,700	$139
1	2 Year U.S. Treasury Notes	Dec. 2020	220,961	(56)
12	5 Year U.S. Treasury Notes	Dec. 2020	1,512,375	(1,907)
1	20 Year U.S. Treasury Bonds	Dec. 2020	176,281	589
				$(1,235)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
170	05/11/25	1.900%(S)	3 Month LIBOR(2)(Q)	$9,583	$13,556	$3,973
3,013	12/29/28	2.900%(S)	3 Month LIBOR(2)(Q)	446,958	592,080	145,122
				$456,541	$605,636	$149,095

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3